CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Service	$ 1,604,632	$ 40,000
Tenant	100,782	115,059
Product sales	57,564	85,147
Total revenues	1,762,978	240,206
COSTS AND EXPENSES
Cost of service revenues	1,307,821
Cost of goods sold	115,208	68,541
Selling, general and administrative	1,433,359	787,325
Share-based compensation	5,418,672	1,298,375
Professional fees	448,501	555,442
Depreciation and amortization	282,828	66,262
Total costs and expenses	9,006,389	2,775,945
OPERATING LOSS	(7,243,411)	(2,535,739)
OTHER (INCOME) EXPENSE
Amortization of debt discount and deferred financing costs	1,452,831	755,725
Interest expense	300,669	244,771
Net (gain) loss on derivative liability	(210,634)	3,393,904
Total other (income) expense, net	1,542,866	4,394,400
NET LOSS	$ (8,786,277)	$ (6,930,139)
PER SHARE DATA – Basic and diluted
Net loss per share (in Dollars per share)	$ (0.63)	$ (0.51)
Weighted average number of common shares outstanding (in Shares)	14,017,095	13,462,396